111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                              January 31, 2024

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust V (the “Trust”) (File Nos. 2-38613 and 811-2031) on behalf of MFS® International New Discovery Fund, MFS® Research Fund, and MFS® Total Return Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 91 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 25, 2024.

Please call the undersigned at (617) 954-4340 or Antoine Del Alamo (617) 954-4586 with any questions you may have.

                                    Very truly yours,

                                    SUSAN A. PEREIRA
                                    Susan A. Pereira
                                    Vice President and Managing Counsel

SP/juo